PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
PROJECT ASSETS, NET
Completed	¥ 747,152,262		¥ 879,954,662
Under construction	77,241,880		890,666,423
Project assets, gross	824,394,142		1,770,621,085
Less: Accumulated depreciation	(26,151,013)
Project Assets, net	¥ 798,243,129	$ 114,660,451	¥ 1,770,621,085